Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Class A Redeemable [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Line Items]
Allocation of net income (loss)	$ 276,296		$ 864,762
Weighted-average shares outstanding	23,665,000		18,143,167
Basic income (loss) per share	$ 0.01		$ 0.05
Allocation of net income (loss)	$ 276,296		$ 856,944
Weighted-average shares outstanding	23,665,000		18,143,167
Diluted income (loss) per share	$ 0.01		$ 0.05
Class A and B Non - Redeemable [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Line Items]
Allocation of net income (loss)	$ 89,511	$ (4,644)	$ 354,297
Weighted-average shares outstanding	7,666,667	6,666,667	7,433,334
Basic income (loss) per share	$ 0.01	$ 0	$ 0.05
Allocation of net income (loss)	$ 89,511	$ (4,644)	$ 362,115
Weighted-average shares outstanding	7,666,667	6,666,667	7,666,667
Diluted income (loss) per share	$ 0.01	$ 0	$ 0.05